RELATED PARTY TRANSACTIONS - Founder Shares (Details)							6 Months Ended
		Aug. 10, 2022	Aug. 18, 2021 D $ / shares	Aug. 10, 2021 shares	Mar. 04, 2021 shares	Jun. 23, 2020 USD ($) item shares	Dec. 31, 2020 USD ($) shares
Related Party Transaction [Line Items]
Aggregate purchase price | $	[1],[2]						$ 25,000
Stockholders equity, stock split					the Company effected a 2.875-for-1 stock split of its issued and outstanding shares of common stock
Threshold Period After Business Combination In Which Specified Trading Days Within Any Specified Trading Day Period Commences			30 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D			10
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences			30 days
Common stock
Related Party Transaction [Line Items]
Number of shares issued	[1],[2]						3,162,500
Aggregate purchase price | $	[1],[2]						$ 317
Additional Paid-in Capital
Related Party Transaction [Line Items]
Aggregate purchase price | $	[1],[2]						$ 24,683
Sponsor
Related Party Transaction [Line Items]
Number of shares issued						1,000,000
Aggregate purchase price | $						$ 25,000
Stockholders equity, stock split		the Company effectuated a 1.1-for-1 stock split		the Company effectuated a 1.1-for-1 stock split
Number of stock split | item						2
Aggregate number of shares owned				3,162,500	2,875,000
Shares subject to forfeiture						412,500
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders						20.00%
Percentage of founder shares that will be transferred on certain presumptive conditions			50
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares			$ 12.50
Percentage of founder shares will not be transferred until the completion of escrow period			50
Sponsor | Class B Common Stock
Related Party Transaction [Line Items]
Number of shares issued						1,000,000
Aggregate purchase price | $						$ 25,000
Aggregate number of shares owned				3,162,500	2,875,000
Shares subject to forfeiture				412,500
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders				20.00%
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares			$ 12.50

[1]	Includes up to 412,500 shares of common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter. On August 18, 2021, the underwriters’ exercised the over-allotment option in full, thus these shares are no longer subject to forfeiture (see Note 6).
[2]	On March 4, 2021, the Company effected a 2.875-for-1 stock split, resulting in 2,875,000 shares of common stock outstanding (see Note 5). On August 10, 2021, the Company effectuated a 1.1-for-1 stock split, resulting in an aggregate of 3,162,500 shares of common stock outstanding (see Note 5). All share and per-share amounts have been retroactively restated to reflect the two stock splits.